Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0002077354
Registrant Name	Ultra Aerospace Opportunities Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES